ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Reconciliation of beginning and ending amount of unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits beginning of year	$ 4,166	$ 4,378	$ 4,000
Decrease in tax positions for prior years	(82)	(129)	(366)
Increase in tax positions for current year	730	768	1,326
Lapse in statute of limitations	(922)	(851)	(582)
Gross unrecognized tax benefits end of year	3,892	4,166	4,378
Income tax penalties and interest accrued	500	$ 500	$ 500
Increase in unrecognized tax benefits is reasonably possible	$ 1,300